UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09425
                                                     ---------

                    Advantage Advisers Whistler Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               NEW YORK, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                     Date of reporting period: JUNE 30, 2009
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
THE SCHEDULE OF INVESTMENTS IS ATTACHED HEREWITH.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 % OF                           6/30/2009
INVESTMENT FUND                                                            MEMBERS' CAPITAL     COST(A)       FAIR VALUE(B)
------------------------------------------------------------------------   ----------------   ------------   ---------------

AAA Asset Management LP                                                           3.72%       $  5,500,000   $     5,461,733
Aristeia Partners, L.P.                                                           5.08           5,982,515         7,457,655
Artis Partners 2X (Institutional), L.P.                                           6.57           4,498,420         9,663,238
Blue Harbour Strategic Value Partners, L.P.                                       0.57           1,090,694           840,355
Camulos Partners LP                                                               1.97           5,845,249         2,899,687
Camulos Partners LP - Side Pocket                                                 0.94           3,759,751         1,388,015
Castlerigg Partners, L.P.                                                         3.05           5,048,638         4,489,600
Castlerigg Partners, L.P. - Special Situation                                     0.83           1,603,083         1,224,998
Chestnut Fund Ltd. Class - A                                                      0.03              34,666            47,320
Cipher Composite Fund Limited Partnership                                         4.16           4,009,484         6,121,651
Citadel Wellington LLC                                                            5.52           5,960,760         8,118,138
DKR SoundShore Oasis Fund L.P.                                                    6.10           8,895,449         8,961,365
Ecofin General Partner Side Pocket                                                0.54             800,550           792,820
Eos Partners, L.P.                                                                0.93             900,300         1,364,561
Harbinger Capital Partners Fund I, L.P.                                           0.60             379,672           884,109
Harbinger Class L Holdings (U.S.), LLC                                            0.08              35,551           117,798
Harbinger Class PE Holdings (U.S.) Trust                                          0.84             624,572         1,241,485
Horseman Global Fund 2, L.P.                                                      3.84           6,500,000         5,643,693
Kingdon Associates                                                                0.62           1,000,000           890,076
Lincoln Vale European Partners (U.S.) Fund L.P.                                   5.07           9,401,127         7,447,866
Longbow Infrastructure, L.P.                                                      5.96           9,444,798         8,766,823
Nephila Catastrophe Fund L.P.                                                     3.75           5,500,000         5,520,006
Owl Creek II, L.P.                                                                5.43           5,237,625         7,984,264
Owl Creek II, L.P. - Side Pocket                                                  0.60             735,989           877,437
Pentwater Event Fund LLC - Classes A and E                                        6.18          10,200,000         9,085,547
Pentwater Event Fund LLC - Classes A1 and E1                                      1.00           1,800,000         1,471,272
Quantitative Global 1X Fund LLC                                                   3.84           5,500,000         5,651,244
QVT Associates LP                                                                 6.03           9,430,885         8,865,473
TCS Capital II, L.P.                                                              0.71           1,291,581         1,039,653
Viathon Capital Onshore Fund, L.P.                                                0.23             995,501           322,818
Zais Opportunity Domestic Feeder Fund, L.P.                                       2.02           9,600,000         2,947,884
                                                                                ------        ------------   ---------------
TOTAL                                                                            86.81%       $131,606,860     $ 127,588,584
                                                                                ------        ------------   ---------------
OTHER ASSETS, LESS LIABILTIES*                                                   13.19%                           19,392,179
                                                                                ------                       ---------------
MEMBERS' CAPITAL - NET ASSETS                                                   100.00%                      $   146,980,763
                                                                                ======                       ===============

(a) At March 31, 2009, the cost of investments for Federal income tax purposes was estimated at $160,573,464. For Federal income tax purposes, at March 31, 2009, accumulated net unrealized depreciation on investments was $47,077,220 consisting of $3,405,441 gross unrealized appreciation and $50,482,661 gross unrealized depreciation.

(b) The Company's investments in investment funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and incentive fees or allocations payable to the investment funds' managers as required by the investment funds' agreements. The underlying investments for each investment fund are accounted for at fair value as described in each investment fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

  * Includes $23,184,624 invested in a PNC Bank Money Market Account, which is 15.77% of net assets.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

   In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Company adopted FAS 157 as of April 1, 2008.

   Various inputs are used in determining the value of the Company's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 -- observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

   Level 2 -- observable inputs other than those in level 1 (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

   Level 3 -- significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

   The following is a summary of the inputs used as of June 30, 2009, in valuing the Company's investments at fair value:




                                       INVESTMENTS IN
   VALUATION INPUTS                   INVESTMENT FUNDS
   ------------------------------     ----------------

   Level 1 -- Quoted prices            $            -

   Level 2 -- Other significant
   observable inputs                                -

   Level 3 -- Other significant
   unobservable inputs                    127,588,584
                                       --------------
   Total                               $  127,588,584
                                       ==============

   FAS 157 also requires a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

                                       INVESTMENTS IN
                                      INVESTMENT FUNDS
                                      ----------------

   Investments at fair value as
   of 3/31/09                             $  113,496,241
   Net realized loss on
   investments                                (2,902,780)
   Net change in unrealized
   gain/(loss) on investments                 13,392,866
   Net purchases                               3,602,257
                                          --------------
   Investments at fair value as
    of 6/30/09                            $  127,588,584
                                          ==============

   Net change in unrealized
   gain/(loss) on investments still
   held as of 6/30/09 *                   $   13,392,866
                                          ==============

   * Net realized gain and net change in unrealized gain/(loss) are included in the related amounts on investments in the statement of operations.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Whistler Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date                      August 13, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date                      August 13, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Principal Financial Officer
                           (principal financial officer)

Date                      August 13, 2009
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.